LONG-TERM DEBT AND CREDIT FACILITY - Schedule of Long Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Sep. 23, 2020	May 12, 2020	Jun. 27, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 464.4	$ 466.6
Current portion of long-term debt	7.5	7.9
Non-current portion of long-term debt	456.9	458.7
5.75% senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 445.7	$ 438.6
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%	5.75%	5.75%
Equipment loans
Disclosure of detailed information about borrowings [line items]
Interest rate				5.95%	5.23%
Borrowings	$ 18.7	$ 28.0